Revenue, Other Income And Other Gain - Schedule of other income (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Operating Income [Line Items]
Bank interest income	$ 12,332	$ 15,174	$ 67,783
Other interest income	51,304,121
Interest income from the immediate holding company (Note 29(A)(iv)) (Note 29(B)(i))	75,991,943	116,028,045	101,159,079
Government grant (note b)	1,184,000		3,061,665
Others	12,969,150	9,494,952	7,578,941
Total other income	$ 141,461,546	$ 125,538,171	$ 111,867,468